SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Building and Improvements
Estimated useful lives	35 years	35 years
Leasehold Improvements
Estimated useful lives	The lesser of the lease term or the estimated useful life	The lesser of the lease term or the estimated useful life
Equipment, Furniture and Fixtures
Estimated useful lives	5 years	5 years
Software
Estimated useful lives	3 years	3 years
Vehicles [Member]
Estimated useful lives	5 years
Solar Assets
Estimated useful lives	30 years